PROVISIONS AND CONTINGENCIES - Labor provisions and contingencies (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 30, 2024
Disclosure of other provisions [line items]
Provision for Universal Telecommunications Services Fund	R$ 6,166,037	R$ 5,813,657
Provision under Fund for Technological Development of Telecommunications	2,344,915	2,085,332
Provision for Telecommunications Inspection Fund	2,485,622	2,088,810
Collective consumerist and non-consumerist nature
Disclosure of other provisions [line items]
Civil proceedings of a non-consumer nature	R$ 1,051,328	965,461
Regulatory amnesty
Disclosure of other provisions [line items]
Discount related to renegociations			55.00%
Tax provisions
Disclosure of other provisions [line items]
Import duty (as a percent)	4.00%
Increased import duty (as a percent)	0.28
Possible losses – tax contingencies
Disclosure of other provisions [line items]
Increased import duty (as a percent)	0.11
Tax(1)
Disclosure of other provisions [line items]
Other provision for probable losses	R$ 2,105,071	2,022,987
Federal	835,180	809,765
State	496,594	466,590
Municipal	132,899	136,995
FUST	640,398	609,637
Other provision for possible losses	51,086,071	40,850,071
Federal	5,803,304	4,419,439
State	33,477,423	25,760,365
Municipal	808,770	682,468
FUST, FUNTTEL and FISTEL	10,996,574	9,987,799
Daily fine in case of noncompliance	10
Regulatory
Disclosure of other provisions [line items]
Provisions	1,073,962	1,151,095
Possible losses provisions	3,237,934	3,066,637
Civil
Disclosure of other provisions [line items]
Provisions	1,434,665	1,411,141
Possible losses provisions	1,815,801	2,000,926
Civil | Quotas calculated on community telephone plans and expansion plans
Disclosure of other provisions [line items]
Relating to failure to supply services and/or products sold	133,322	152,109
Civil | Failure to provide services and products sold
Disclosure of other provisions [line items]
Relating to failure to supply services and/or products sold	250,015	293,571
Labor
Disclosure of other provisions [line items]
Provisions	978,552	935,541
Possible losses provisions	R$ 1,151,825	R$ 1,346,257